SEGMENT INFORMATION - Income Statement Captions by Segment (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Mar. 27, 2026
Disclosure of operating segments [line items]
Revenues	$ 6,497,000,000	$ 6,695,000,000	$ 12,933,000,000	$ 13,444,000,000
Direct operating costs	(4,449,000,000)	(4,698,000,000)	(8,815,000,000)	(9,370,000,000)
General and administrative expenses	(289,000,000)	(271,000,000)	(585,000,000)	(582,000,000)
Gain (loss) on dispositions, net	0	6,000,000	(1,000,000)	220,000,000
Gain (loss) on dispositions, net recorded in equity	40,000,000	(18,000,000)	57,000,000	(18,000,000)
Other income (expense), net	(16,000,000)	(55,000,000)	(21,000,000)	(36,000,000)
Interest income (expense), net	(739,000,000)	(801,000,000)	(1,505,000,000)	(1,571,000,000)
Current income tax (expense) recovery	(147,000,000)	(119,000,000)	(257,000,000)	(316,000,000)
Preferred equity distributions	0	0	0	0
Equity accounted Adjusted EFO	85,000,000	81,000,000	173,000,000	154,000,000
Depreciation and amortization expense	(775,000,000)	(767,000,000)	(1,535,000,000)	(1,497,000,000)
Impairment reversal (expense), net	0	(14,000,000)	5,000,000	(14,000,000)
Gain (loss) on dispositions, net	1,000,000		2,000,000
Gain (loss) on dispositions, net recorded in equity	(40,000,000)	18,000,000	(57,000,000)	18,000,000
Other income (expense), net	(154,000,000)	(48,000,000)	(125,000,000)	(150,000,000)
Deferred	170,000,000	184,000,000	208,000,000	248,000,000
Non-cash items attributable to equity accounted investments	(91,000,000)	(58,000,000)	(168,000,000)	(139,000,000)
Net income (loss)	93,000,000	135,000,000	309,000,000	391,000,000
Exchange ratio, exchangeable shares						1
Direct operating costs	(5,224,000,000)	(5,465,000,000)	(10,350,000,000)	(10,867,000,000)
Other income (expense), net	(170,000,000)	(103,000,000)	(146,000,000)	(186,000,000)
Realized gain on offshore service upgrades				19,000,000
Net unrealized revaluation gain (loss)	70,000,000	(20,000,000)	115,000,000	(40,000,000)
Net gain (loss) on debt modification and extinguishment	11,000,000	(4,000,000)	27,000,000	(5,000,000)
Expenses related to employee incentive payments	(25,000,000)	16,000,000	(25,000,000)
Incentive payment expense				16,000,000
Other operating expense				4,000,000
Unrealized gain (loss) on reclassification of property, plant and equipment				48,000,000
Business separation expenses, stand-up costs and restructuring charges	8,000,000	16,000,000	22,000,000	38,000,000
Transaction costs	9,000,000	1,000,000	13,000,000	11,000,000
Other expenses	9,000,000		31,000,000	6,000,000
Equity accounted income (loss)	(6,000,000)	23,000,000	5,000,000	15,000,000	$ 42,000,000
Gain recognized on deconsolidation due to loss of control of our healthcare services operation		76,000,000		76,000,000
Expenses related to expected employee incentive payments		38,000,000		40,000,000
Business services
Disclosure of operating segments [line items]
Revenues	2,116,000,000	2,379,000,000	4,162,000,000	4,871,000,000
Depreciation and amortization expense	(198,000,000)	(208,000,000)	(390,000,000)	430,000,000
Infrastructure services
Disclosure of operating segments [line items]
Revenues	762,000,000	764,000,000	1,517,000,000	1,495,000,000
Depreciation and amortization expense	(180,000,000)	(175,000,000)	(358,000,000)	340,000,000
Industrials
Disclosure of operating segments [line items]
Revenues	3,619,000,000	3,552,000,000	7,254,000,000	7,078,000,000
Depreciation and amortization expense	(397,000,000)	(384,000,000)	(787,000,000)	727,000,000
Corporate and other
Disclosure of operating segments [line items]
Depreciation and amortization expense	0	0	0	0
Operating segments
Disclosure of operating segments [line items]
Revenues	2,439,000,000	2,612,000,000	4,801,000,000	5,230,000,000
Direct operating costs	(1,846,000,000)	(2,005,000,000)	(3,604,000,000)	(3,993,000,000)
General and administrative expenses	(107,000,000)	(104,000,000)	(216,000,000)	(215,000,000)
Gain (loss) on dispositions, net	0	2,000,000	(1,000,000)	116,000,000
Gain (loss) on dispositions, net recorded in equity	40,000,000	(4,000,000)	57,000,000	(4,000,000)
Other income (expense), net	(5,000,000)	(14,000,000)	(7,000,000)	4,000,000
Interest income (expense), net	(220,000,000)	(246,000,000)	(448,000,000)	(492,000,000)
Current income tax (expense) recovery	(47,000,000)	(39,000,000)	(79,000,000)	(121,000,000)
Preferred equity distributions	(13,000,000)	(13,000,000)	(26,000,000)	(26,000,000)
Equity accounted Adjusted EFO	48,000,000	45,000,000	91,000,000	80,000,000
Adjusted EFO	289,000,000	234,000,000	568,000,000	579,000,000
Depreciation and amortization expense	(219,000,000)	(231,000,000)	(435,000,000)	(451,000,000)
Impairment reversal (expense), net		(3,000,000)	2,000,000	(3,000,000)
Gain (loss) on dispositions, net	1,000,000		2,000,000
Gain (loss) on dispositions, net recorded in equity	(40,000,000)	4,000,000	(57,000,000)	4,000,000
Other income (expense), net	30,000,000	(3,000,000)	51,000,000	(16,000,000)
Deferred	38,000,000	68,000,000	54,000,000	90,000,000
Non-cash items attributable to equity accounted investments	(62,000,000)	(43,000,000)	(108,000,000)	(97,000,000)
Net income (loss)	37,000,000	26,000,000	77,000,000	106,000,000
Net unrealized revaluation gain (loss)				5,000,000
Operating segments | Business services
Disclosure of operating segments [line items]
Revenues	1,252,000,000	1,372,000,000	2,424,000,000	2,773,000,000
Direct operating costs	(1,056,000,000)	(1,164,000,000)	(2,027,000,000)	(2,345,000,000)
General and administrative expenses	(26,000,000)	(31,000,000)	(52,000,000)	(62,000,000)
Gain (loss) on dispositions, net	1,000,000	2,000,000	1,000,000	2,000,000
Gain (loss) on dispositions, net recorded in equity	9,000,000	(4,000,000)	18,000,000	(4,000,000)
Other income (expense), net	(2,000,000)	0	(4,000,000)	2,000,000
Interest income (expense), net	(57,000,000)	(71,000,000)	(116,000,000)	(138,000,000)
Current income tax (expense) recovery	(19,000,000)	(13,000,000)	(33,000,000)	(31,000,000)
Preferred equity distributions	0	0	0	0
Equity accounted Adjusted EFO	16,000,000	14,000,000	32,000,000	25,000,000
Adjusted EFO	118,000,000	105,000,000	243,000,000	222,000,000
Operating segments | Infrastructure services
Disclosure of operating segments [line items]
Revenues	234,000,000	238,000,000	466,000,000	472,000,000
Direct operating costs	(148,000,000)	(151,000,000)	(295,000,000)	(293,000,000)
General and administrative expenses	(21,000,000)	(18,000,000)	(44,000,000)	(39,000,000)
Gain (loss) on dispositions, net	(1,000,000)	0	(2,000,000)	114,000,000
Gain (loss) on dispositions, net recorded in equity	0	0	0	0
Other income (expense), net	0	1,000,000	0	21,000,000
Interest income (expense), net	(47,000,000)	(44,000,000)	(95,000,000)	(91,000,000)
Current income tax (expense) recovery	(4,000,000)	(7,000,000)	(8,000,000)	(13,000,000)
Preferred equity distributions	0	0	0	0
Equity accounted Adjusted EFO	15,000,000	19,000,000	28,000,000	33,000,000
Adjusted EFO	28,000,000	38,000,000	50,000,000	204,000,000
Operating segments | Industrials
Disclosure of operating segments [line items]
Revenues	953,000,000	1,002,000,000	1,911,000,000	1,985,000,000
Direct operating costs	(640,000,000)	(688,000,000)	(1,278,000,000)	(1,350,000,000)
General and administrative expenses	(26,000,000)	(27,000,000)	(52,000,000)	(59,000,000)
Gain (loss) on dispositions, net	0	0	0	0
Gain (loss) on dispositions, net recorded in equity	32,000,000	0	41,000,000	0
Other income (expense), net	(3,000,000)	(15,000,000)	(3,000,000)	(19,000,000)
Interest income (expense), net	(91,000,000)	(111,000,000)	(188,000,000)	(218,000,000)
Current income tax (expense) recovery	(20,000,000)	(19,000,000)	(34,000,000)	(77,000,000)
Preferred equity distributions	0	0	0	0
Equity accounted Adjusted EFO	17,000,000	12,000,000	31,000,000	22,000,000
Adjusted EFO	222,000,000	154,000,000	428,000,000	284,000,000
Operating segments | Corporate and other
Disclosure of operating segments [line items]
Revenues	0	0	0	0
Direct operating costs	(2,000,000)	(2,000,000)	(4,000,000)	(5,000,000)
General and administrative expenses	(34,000,000)	(28,000,000)	(68,000,000)	(55,000,000)
Gain (loss) on dispositions, net	0	0	0	0
Gain (loss) on dispositions, net recorded in equity	(1,000,000)	0	(2,000,000)	0
Other income (expense), net	0	0	0	0
Interest income (expense), net	(25,000,000)	(20,000,000)	(49,000,000)	(45,000,000)
Current income tax (expense) recovery	(4,000,000)	0	(4,000,000)	0
Preferred equity distributions	(13,000,000)	(13,000,000)	(26,000,000)	(26,000,000)
Equity accounted Adjusted EFO	0	0	0	0
Adjusted EFO	(79,000,000)	(63,000,000)	(153,000,000)	(131,000,000)
Unallocated amounts
Disclosure of operating segments [line items]
Revenues	4,058,000,000	4,083,000,000	8,132,000,000	8,214,000,000
Direct operating costs	(2,603,000,000)	(2,693,000,000)	(5,211,000,000)	(5,377,000,000)
General and administrative expenses	(182,000,000)	(167,000,000)	(369,000,000)	(367,000,000)
Gain (loss) on dispositions, net	0	4,000,000	0	104,000,000
Gain (loss) on dispositions, net recorded in equity	0	(14,000,000)	0	(14,000,000)
Other income (expense), net	(11,000,000)	(41,000,000)	(14,000,000)	(40,000,000)
Interest income (expense), net	(519,000,000)	(555,000,000)	(1,057,000,000)	(1,079,000,000)
Current income tax (expense) recovery	(100,000,000)	(80,000,000)	(178,000,000)	(195,000,000)
Preferred equity distributions	13,000,000	13,000,000	26,000,000	26,000,000
Equity accounted Adjusted EFO	37,000,000	36,000,000	82,000,000	74,000,000
Depreciation and amortization expense	(556,000,000)	(536,000,000)	(1,100,000,000)	(1,046,000,000)
Impairment reversal (expense), net		(11,000,000)	3,000,000	(11,000,000)
Gain (loss) on dispositions, net	0		0
Gain (loss) on dispositions, net recorded in equity	0	14,000,000	0	14,000,000
Other income (expense), net	(184,000,000)	(45,000,000)	(176,000,000)	(134,000,000)
Deferred	132,000,000	116,000,000	154,000,000	158,000,000
Non-cash items attributable to equity accounted investments	(29,000,000)	(15,000,000)	(60,000,000)	(42,000,000)
Net income (loss)	$ 56,000,000	$ 109,000,000	$ 232,000,000	$ 285,000,000